AB Income Fund

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 65.4%
Canada – 6.0%
Canadian Government Bond 1.00%, 09/01/2026	CAD	225,418	$155,177,580

United States – 59.4%
U.S. Treasury Bonds 3.00%, 08/15/2052(a)	U.S.$	49,257	40,605,827
U.S. Treasury Notes 2.875%, 05/15/2032(b)		335,429	307,965,934
3.375%, 05/15/2033		28,135	26,816,172
3.50%, 04/30/2028		10,512	10,189,779
3.625%, 05/31/2028		52,891	51,601,879
3.875%, 12/31/2027		2,815	2,770,281
4.00%, 06/30/2028		9,100	9,021,797
4.125%, 01/31/2025		6,700	6,597,406
4.125%, 09/30/2027(a) (b) (c) (d)		351,519	349,047,184
4.125%, 10/31/2027(b)		275,375	273,482,194
4.125%, 07/31/2028		13,047	13,016,421
4.375%, 10/31/2024(a) (b)		455,821	450,693,113

			1,541,807,987

Total Governments - Treasuries (cost $1,729,586,079)			1,696,985,567

MORTGAGE PASS-THROUGHS – 20.0%
Agency Fixed Rate 30-Year – 20.0%
Federal Home Loan Mortgage Corp. Series 2020 2.50%, 08/01/2050		47,155	40,354,120
2.50%, 09/01/2050		35,722	30,595,003
4.50%, 02/01/2050		2,415	2,349,634
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		1	782
Series 1999 7.50%, 11/01/2029		4	4,555
Series 2020 4.50%, 02/01/2050		5,792	5,632,635
Government National Mortgage Association Series 2023 4.00%, 08/21/2053, TBA		13,732	12,936,449
4.50%, 08/01/2053, TBA		70,886	68,199,099
Uniform Mortgage-Backed Security Series 2023 3.00%, 08/01/2053, TBA		61,874	54,178,529
3.50%, 08/01/2053, TBA		82,946	75,189,566
4.00%, 08/01/2053, TBA		44,832	41,873,975
4.50%, 08/01/2053, TBA		133,971	128,314,183
5.00%, 08/01/2053, TBA		62,077	60,665,947

Total Mortgage Pass-Throughs (cost $535,691,200)			520,294,477

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 17.2%
Financial Institutions – 10.7%
Banking – 7.8%
AIB Group PLC 4.263%, 04/10/2025(e)	U.S.$	6,898	$6,778,389
7.583%, 10/14/2026(e)		7,306	7,490,038
Ally Financial, Inc. 6.992%, 06/13/2029		4,859	4,894,131
8.00%, 11/01/2031		75	79,452
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(e)		3,765	3,485,110
Banco Santander SA 3.225%, 11/22/2032		200	159,326
4.175%, 03/24/2028		2,800	2,637,740
6.921%, 08/08/2033		3,400	3,400,000
Bank of Ireland Group PLC 6.253%, 09/16/2026(e)		2,167	2,160,044
Barclays PLC 6.125%, 12/15/2025(f)		7,868	7,193,162
7.125%, 06/15/2025(f)	GBP	333	402,744
7.385%, 11/02/2028	U.S.$	3,394	3,569,504
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(e)		5,343	4,756,552
BNP Paribas SA 4.625%, 02/25/2031(e) (f)		2,545	1,955,298
BPCE SA 5.975%, 01/18/2027(e)		5,330	5,309,106
Capital One Financial Corp. 5.468%, 02/01/2029		2,537	2,477,862
6.377%, 06/08/2034		4,743	4,786,873
Citigroup, Inc. 3.875%, 02/18/2026(f)		3,286	2,857,243
9.699% (SOFR + 4.33%), 10/30/2023(f) (g)		846	848,741
Series U 5.00%, 09/12/2024(f)		2,540	2,411,832
Series V 4.70%, 01/30/2025(f)		1,811	1,604,021
Series W 4.00%, 12/10/2025(f)		2,865	2,571,137
Credit Agricole SA 8.125%, 12/23/2025(e) (f)		4,972	5,002,528
Credit Suisse Group AG 6.373%, 07/15/2026(e)		1,114	1,115,760
Danske Bank A/S 3.244%, 12/20/2025(e)		200	191,038
6.466%, 01/09/2026(e)		3,667	3,679,504
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	144,388
6.119%, 07/14/2026		4,938	4,914,298
6.72%, 01/18/2029		2,408	2,453,463
7.079%, 02/10/2034		2,615	2,509,955
7.146%, 07/13/2027		962	981,096

	Principal Amount (000)		U.S. $ Value

Discover Financial Services 6.70%, 11/29/2032	U.S.$	2,653	$2,717,866
HSBC Holdings PLC 4.60%, 12/17/2030(f)		1,030	824,494
4.762%, 03/29/2033		3,659	3,318,969
6.375%, 03/30/2025(f)		468	452,790
ING Groep NV 6.50%, 04/16/2025(f)		3,085	2,909,433
6.75%, 04/16/2024(e) (f)		3,383	3,269,805
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	975,014
7.00%, 11/21/2025(e)		1,036	1,051,664
Lloyds Banking Group PLC 5.985%, 08/07/2027		2,903	2,903,000
Mizuho Financial Group, Inc. 5.739%, 05/27/2031		6,612	6,612,926
Nationwide Building Society 4.302%, 03/08/2029(e)		2,000	1,858,260
NatWest Group PLC 4.269%, 03/22/2025		3,161	3,122,120
Nordea Bank Abp 6.625%, 03/26/2026(e) (f)		8,725	8,358,724
PNC Financial Services Group, Inc. (The) Series O 9.312% (SOFR + 3.94%), 11/01/2023(f) (g)		1,247	1,250,367
Santander Holdings USA, Inc. 6.499%, 03/09/2029		6,064	6,089,469
6.565%, 06/12/2029		5,635	5,623,448
Santander UK Group Holdings PLC 6.833%, 11/21/2026		10,499	10,651,655
Societe Generale SA 6.447%, 01/12/2027(e)		10,270	10,335,523
Standard Chartered PLC 7.141% (LIBOR 3 Month + 1.51%), 01/30/2027(e) (f) (g)		7,500	6,912,675
Swedbank AB Series NC5 5.625%, 09/17/2024(e) (f)		8,800	8,405,232
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		12,605	11,230,173
UBS Group AG 4.375%, 02/10/2031(e) (f)		4,958	3,672,936
7.00%, 02/19/2025(e) (f)		211	203,254
UniCredit SpA 1.982%, 06/03/2027(e)		250	220,920
2.569%, 09/22/2026(e)		3,984	3,647,551
Wells Fargo & Co. 7.625%, 09/15/2028(f)		3,806	3,913,824

			203,352,427

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.3%
Nomura Holdings, Inc. 5.709%, 01/09/2026	U.S.$	6,517	$6,470,599

Finance – 1.2%
Aircastle Ltd. 2.85%, 01/26/2028(e)		1,242	1,076,566
4.40%, 09/25/2023		1,716	1,710,114
6.50%, 07/18/2028(e)		3,815	3,819,998
Aviation Capital Group LLC 4.125%, 08/01/2025(e)		1,592	1,511,747
4.375%, 01/30/2024(e)		1,694	1,670,335
4.875%, 10/01/2025(e)		1,315	1,265,595
6.375%, 07/15/2030(e)		3,735	3,731,414
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(e)		630	566,200
4.875%, 11/22/2026(e)		737	657,198
5.50%, 01/16/2025(e)		5,167	4,964,040
REC Ltd. 5.625%, 04/11/2028(e)		648	641,627
Synchrony Financial 3.95%, 12/01/2027		9,789	8,737,466

			30,352,300

Insurance – 1.1%
ACE Capital Trust II 9.70%, 04/01/2030		750	895,830
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(e)	EUR	6,630	7,368,854
Credit Agricole Assurances SA 4.75%, 09/27/2048(e)		3,200	3,396,770
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	5,233,250
Hartford Financial Services Group, Inc. (The) Series ICON 7.446% (LIBOR 3 Month + 2.12%), 02/12/2047(e) (g)		3,275	2,800,747
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	4,322,438
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	3,980,531

			27,998,420

REITs – 0.3%
Boston Properties LP 6.75%, 12/01/2027		3,440	3,520,599
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		283	278,172
Spirit Realty LP 3.40%, 01/15/2030		1,800	1,551,708
STORE Capital Corp. 4.625%, 03/15/2029		1,143	975,539
Trust Fibra Uno 4.869%, 01/15/2030(b) (e)		2,110	1,907,968

			8,233,986

			276,407,732

	Principal Amount (000)		U.S. $ Value

Industrial – 5.4%
Basic – 1.0%
Anglo American Capital PLC 5.625%, 04/01/2030(e)	U.S.$	3,960	$3,941,962
Arconic Corp. 6.00%, 05/15/2025(e)		765	775,718
Braskem Netherlands Finance BV 4.50%, 01/31/2030(e)		408	346,902
7.25%, 02/13/2033(e)		2,713	2,661,860
Freeport Indonesia PT 4.763%, 04/14/2027(e)		964	932,554
Glencore Funding LLC 5.40%, 05/08/2028(e)		3,775	3,756,049
5.70%, 05/08/2033(e)		2,856	2,835,551
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(e)		1,445	1,431,244
MEGlobal Canada ULC 5.00%, 05/18/2025(e)		1,988	1,947,365
UPL Corp. Ltd. 4.50%, 03/08/2028(e)		923	827,119
4.625%, 06/16/2030(e)		2,029	1,734,186
Vale Overseas Ltd. 3.75%, 07/08/2030		4,396	3,908,374

			25,098,884

Capital Goods – 0.1%
General Electric Co. Series D 8.882% (LIBOR 3 Month + 3.33%), 09/15/2023(f) (g)		553	554,521
Regal Rexnord Corp. 6.30%, 02/15/2030(e)		1,078	1,073,634
6.40%, 04/15/2033(e)		1,275	1,270,091

			2,898,246

Communications - Media – 0.4%
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		2,691	2,429,085
Prosus NV 3.68%, 01/21/2030(e)		5,224	4,428,907
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(e)		433	368,306
Weibo Corp. 3.50%, 07/05/2024		4,574	4,453,475

			11,679,773

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(e)	U.S.$	1,860	$1,529,013

Consumer Cyclical - Automotive – 1.1%
General Motors Financial Co., Inc. 5.80%, 06/23/2028		3,979	3,995,354
5.85%, 04/06/2030		6,415	6,408,457
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		655	596,986
6.50%, 03/10/2028(e)		10,280	10,387,734
Hyundai Capital America 5.68%, 06/26/2028(e)		6,110	6,088,676
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(e)		96	83,524
2.45%, 09/15/2028(e)		768	629,384
2.75%, 03/09/2028(e)		1,294	1,101,854
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(e)		247	222,458

			29,514,427

Consumer Cyclical - Other – 0.1%
PulteGroup, Inc. 6.375%, 05/15/2033		2,868	3,012,031
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		1,100	911,625

			3,923,656

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(e)		400	317,776
3.75%, 10/30/2027(e)		369	333,797
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(e)		985	889,130
6.125%, 03/15/2032(e)		1,510	1,353,202

			2,893,905

Consumer Non-Cyclical – 0.2%
BAT Capital Corp. 6.421%, 08/02/2033		4,507	4,507,000
7.75%, 10/19/2032		15	16,580
Charles River Laboratories International, Inc. 4.00%, 03/15/2031(e)		423	368,636
IQVIA, Inc. 5.70%, 05/15/2028(e)		494	492,374

			5,384,590

Energy – 1.2%
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)		2,501	2,419,417

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 4.625%, 11/02/2031	U.S.$	1,138	$901,723
6.875%, 04/29/2030		3,520	3,301,936
8.875%, 01/13/2033		440	449,515
Hess Corp. 7.30%, 08/15/2031		5,128	5,643,313
KazMunayGas National Co. JSC 5.375%, 04/24/2030(e)		3,400	3,193,042
Occidental Petroleum Corp. 8.875%, 07/15/2030		891	1,033,337
Ovintiv, Inc. 5.65%, 05/15/2028		2,450	2,435,472
6.25%, 07/15/2033		3,489	3,521,832
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,169,559
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(e)		1,918	1,467,270
Var Energi ASA 7.50%, 01/15/2028(e)		2,892	3,007,882
8.00%, 11/15/2032(e)		1,436	1,549,300

			31,093,598

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033(e)		1,491	1,500,766

Technology – 0.6%
Baidu, Inc. 3.425%, 04/07/2030		225	200,149
Entegris Escrow Corp. 4.75%, 04/15/2029(e)		7,688	7,176,364
Lenovo Group Ltd. 3.421%, 11/02/2030(e)		509	429,932
5.831%, 01/27/2028(e)		3,434	3,417,173
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,130	1,143,108
SK Hynix, Inc. 2.375%, 01/19/2031(e)		1,255	974,093
6.25%, 01/17/2026(e)		582	584,817
6.50%, 01/17/2033(b) (e)		787	801,835
Western Digital Corp. 2.85%, 02/01/2029		185	148,897
3.10%, 02/01/2032		522	384,030
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(e)		1,406	1,080,469

			16,340,867

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		1,640	1,588,045

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		522	474,435
5.875%, 07/05/2034(e)		1,509	1,478,667

			1,953,102

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(e)	U.S.$	4,585	$3,912,701
AerCap Global Aviation Trust 6.50%, 06/15/2045(e)		1,944	1,904,965

			5,817,666

			141,216,538

Utility – 1.1%
Electric – 1.1%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(e)		3,064	2,691,724
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		2,452	2,120,851
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(e) (h)		3,169	2,477,493
Colbun SA 3.15%, 03/06/2030(e)		209	181,036
ComEd Financing III 6.35%, 03/15/2033		3,462	3,419,002
Cometa Energia SA de CV 6.375%, 04/24/2035(e)		1,449	1,400,029
Electricite de France SA 9.125%, 03/15/2033(e) (f)		1,132	1,193,920
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		254	238,016
Enel Finance International NV 7.50%, 10/14/2032(e)		2,493	2,782,363
Engie Energia Chile SA 3.40%, 01/28/2030(e)		6,432	5,352,646
Kallpa Generacion SA 4.125%, 08/16/2027(e)		2,562	2,384,261
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		2,887	2,642,952
NRG Energy, Inc. 7.00%, 03/15/2033(e)		992	992,684

			27,876,977

Total Corporates - Investment Grade (cost $461,056,916)			445,501,247

CORPORATES - NON-INVESTMENT GRADE – 8.8%
Industrial – 7.0%
Basic – 0.3%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(e)		1,172	1,195,440
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		277	205,925
7.50%, 09/30/2029(e)		280	162,828

	Principal Amount (000)		U.S. $ Value

ERP Iron Ore LLC 9.039%, 12/31/2019(h) (i) (j) (k) (l)	U.S.$	118	$37,837
FMG Resources (August 2006) Pty Ltd. 6.125%, 04/15/2032(e)		3,761	3,612,253
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		32	30,789
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(e)	EUR	107	99,411
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (j) (k) (m)	U.S.$	1,407	0
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(e)		1,782	1,641,079

			6,985,562

Capital Goods – 0.2%
Ball Corp. 6.00%, 06/15/2029		421	421,000
Bombardier, Inc. 6.00%, 02/15/2028(e)		7	6,584
7.50%, 02/01/2029(e)		16	15,835
7.875%, 04/15/2027(e)		63	62,855
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		2,807	2,701,092
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(e)		771	766,266
LSB Industries, Inc. 6.25%, 10/15/2028(e) (n)		1,402	1,288,803
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(e)		743	694,950
TransDigm, Inc. 6.25%, 03/15/2026(e)		33	32,845
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	101,313

			6,091,543

Communications - Media – 0.7%
Altice Financing SA 5.75%, 08/15/2029(e)	U.S.$	3,670	2,746,371
AMC Networks, Inc. 4.25%, 02/15/2029		3,809	2,118,909
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	600	646,493
5.375%, 03/01/2025(e)	U.S.$	455	446,705
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(e)		688	582,020
4.50%, 06/01/2033(e)		6,459	5,115,528
4.75%, 02/01/2032(e)		519	429,914
CSC Holdings LLC 4.625%, 12/01/2030(e)		547	275,923
5.75%, 01/15/2030(e)		728	377,351
DISH DBS Corp. 5.25%, 12/01/2026(e)		1,033	846,895

	Principal Amount (000)			U.S. $ Value

iHeartCommunications, Inc. 6.375%, 05/01/2026	U.S.$	0	**	$303
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		3,282		2,881,629
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		1,119		588,102
Sirius XM Radio, Inc. 3.875%, 09/01/2031(e)		264		206,683
4.00%, 07/15/2028(e)		792		689,254
5.00%, 08/01/2027(e)		522		484,990

				18,437,070

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings SA Zero Coupon, 08/01/2023(h) (j) (k)		4,941		0
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)		1,329		1,124,307

				1,124,307

Consumer Cyclical - Automotive – 0.6%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360		384,769
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)	U.S.$	2,682		2,478,490
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (j) (k) (m)		2,273		0
(First Lien) 11.00%, 10/31/2024(h) (j) (k) (m)		933		0
Ford Motor Co. 6.10%, 08/19/2032		4,859		4,701,763
IHO Verwaltungs GmbH 3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (l)	EUR	623		623,278
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(e) (l)		506		582,908
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(e)	U.S.$	2,707		2,384,353
7.75%, 10/15/2025(e)		661		667,127
PM General Purchaser LLC 9.50%, 10/01/2028(e)		1,509		1,480,646
ZF North America Capital, Inc. 6.875%, 04/14/2028(e)		1,328		1,348,996
7.125%, 04/14/2030(e)		328		337,443

				14,989,773

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 4.00%, 08/01/2028(e)		1,841		1,635,231
5.75%, 03/01/2027(e)		2,598		2,402,526
9.875%, 08/01/2027(e)		1,508		1,573,523

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)	U.S.$	8,053	$7,963,853
Lindblad Expeditions LLC 6.75%, 02/15/2027(e)		779	753,161
NCL Corp., Ltd. 8.375%, 02/01/2028(e)		524	546,605
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(e)		433	411,753
5.50%, 08/31/2026(e)		82	78,740
5.50%, 04/01/2028(e)		1,617	1,524,120
11.50%, 06/01/2025(e)		1,186	1,257,030
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		4,017	4,090,069
Six Flags Entertainment Corp. 7.25%, 05/15/2031(e)		1,570	1,501,265
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	987,724
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(e)		1,376	1,279,419
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	69,710

			26,074,729

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		1,585	1,558,356
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(e)		1,846	1,703,913
Caesars Entertainment, Inc. 7.00%, 02/15/2030(e)		705	712,043
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)		140	119,451
5.00%, 06/01/2029(e)		1,864	1,667,311
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	802,752
Travel + Leisure Co. 6.625%, 07/31/2026(e)		2,404	2,392,942

			8,956,768

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(e)		546	499,699

Consumer Cyclical - Retailers – 0.5%
Arko Corp. 5.125%, 11/15/2029(e)		845	703,184
Bath & Body Works, Inc. 6.75%, 07/01/2036		704	640,246
6.875%, 11/01/2035		2,210	2,050,018
9.375%, 07/01/2025(e)		185	195,208

	Principal Amount (000)		U.S. $ Value

Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(e)	U.S.$	944	$946,294
FirstCash, Inc. 5.625%, 01/01/2030(e)		66	60,944
Foundation Building Materials, Inc. 6.00%, 03/01/2029(e)		1,143	991,472
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		2,225	1,914,568
LCM Investments Holdings II LLC 8.25%, 08/01/2031(e)		1,042	1,058,714
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		480	468,408
Sonic Automotive, Inc. 4.875%, 11/15/2031(e)		753	625,848
SRS Distribution, Inc. 6.125%, 07/01/2029(e)		548	482,415
Staples, Inc. 7.50%, 04/15/2026(e)		2,956	2,436,040
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		716	713,437

			13,286,796

Consumer Non-Cyclical – 0.5%
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	1,379,084
DaVita, Inc. 4.625%, 06/01/2030(e)		5,479	4,678,573
Embecta Corp. 5.00%, 02/15/2030(e)		1,087	896,927
Fortrea Holdings, Inc. 7.50%, 07/01/2030(e)		816	834,450
Garden Spinco Corp. 8.625%, 07/20/2030(e)		1,594	1,727,274
IQVIA, Inc. 6.50%, 05/15/2030(e)		471	475,639
Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)		695	599,611
Medline Borrower LP 5.25%, 10/01/2029(e)		1,374	1,220,030
Newell Brands, Inc. 6.375%, 09/15/2027		421	413,717
6.625%, 09/15/2029		534	534,689
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		1,383	1,208,922

			13,968,916

Energy – 1.4%
Citgo Holding, Inc. 9.25%, 08/01/2024(e)		737	736,595
CITGO Petroleum Corp. 7.00%, 06/15/2025(e)		2,880	2,845,498

	Principal Amount (000)		U.S. $ Value

Civitas Resources, Inc. 8.375%, 07/01/2028(e)	U.S.$	2,280	$2,345,505
8.75%, 07/01/2031(e)		2,213	2,290,367
Crescent Energy Finance LLC 7.25%, 05/01/2026(e)		1,339	1,318,687
9.25%, 02/15/2028(e)		2,352	2,392,690
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		826	758,813
EQM Midstream Partners LP 4.75%, 01/15/2031(e)		538	479,945
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		487	466,989
6.50%, 10/01/2025		123	121,900
7.75%, 02/01/2028		3,367	3,261,916
8.00%, 01/15/2027		537	528,177
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,924	1,803,057
Gulfport Energy Corp. 6.00%, 10/15/2024(h)		438	276
6.375%, 05/15/2025(h)		1,351	851
6.375%, 01/15/2026(h)		1,194	752
6.625%, 05/01/2023(h) (i)		236	149
8.00%, 05/17/2026(e)		580	587,178
Harbour Energy PLC 5.50%, 10/15/2026(e)		403	375,580
ITT Holdings LLC 6.50%, 08/01/2029(e)		2,772	2,387,302
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		925	889,970
7.50%, 01/15/2028(e)		1,372	1,258,947
New Fortress Energy, Inc. 6.75%, 09/15/2025(e)		1,399	1,331,302
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)		4,696	4,652,186
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(e) (n)		1,560	1,535,648
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(e)		565	503,195
6.00%, 09/01/2031(e)		248	217,141
Venture Global LNG, Inc. 8.125%, 06/01/2028(e)		1,342	1,364,304
8.375%, 06/01/2031(e)		1,340	1,360,006

			35,814,926

	Principal Amount (000)		U.S. $ Value

Services – 0.6%
ADT Security Corp. (The) 4.875%, 07/15/2032(e)	U.S.$	90	$77,813
ANGI Group LLC 3.875%, 08/15/2028(e)		458	385,128
APX Group, Inc. 5.75%, 07/15/2029(e)		2,079	1,806,027
6.75%, 02/15/2027(e)		967	946,751
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,297,617
ION Trading Technologies SARL 5.75%, 05/15/2028(e)		284	247,585
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		3,319	2,476,074
Monitronics International, Inc. 0.00%, 04/01/2020(h) (i) (j) (k)		1,835	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(b) (e)		4,123	3,157,146
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		2,658	2,445,041
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		473	445,982

			14,285,164

Technology – 0.4%
CommScope, Inc. 4.75%, 09/01/2029(e)		68	52,274
Entegris Escrow Corp. 5.95%, 06/15/2030(e)		2,001	1,917,939
Gen Digital, Inc. 6.75%, 09/30/2027(e)		1,528	1,533,180
7.125%, 09/30/2030(e)		528	531,839
NCR Corp. 5.125%, 04/15/2029(e)		1,017	910,174
6.125%, 09/01/2029(e)		366	371,981
Presidio Holdings, Inc. 8.25%, 02/01/2028(e)		1,836	1,781,177
Seagate HDD Cayman 8.25%, 12/15/2029(e)		939	983,499
8.50%, 07/15/2031(e)		993	1,039,780
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		687	563,594
Virtusa Corp. 7.125%, 12/15/2028(e)		947	795,508

			10,480,945

Transportation - Airlines – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		1,668	1,685,943

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(e)	U.S.$	842	$795,572
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(e)	EUR	264	246,176
Loxam SAS 4.50%, 02/15/2027(e)		2,338	2,461,380
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	5,716	5,085,284
PROG Holdings, Inc. 6.00%, 11/15/2029(e)		304	275,521

			8,863,933

			181,546,074

Financial Institutions – 1.3%
Banking – 0.2%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(f)		3,727	2,838,334
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(e)		3,414	3,303,250

			6,141,584

Brokerage – 0.3%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(e)		4,330	4,437,471
NFP Corp. 6.875%, 08/15/2028(e)		1,258	1,114,814
7.50%, 10/01/2030(e)		1,206	1,183,351

			6,735,636

Finance – 0.4%
Aircastle Ltd. 5.25%, 06/15/2026(e) (f)		1,325	1,012,313
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(e)		1,799	1,659,722
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		3,057	1,170,739
Enova International, Inc. 8.50%, 09/01/2024(e)		3,418	3,395,612
GGAM Finance Ltd. 7.75%, 05/15/2026(e)		1,041	1,050,421
8.00%, 06/15/2028(e)		1,561	1,590,050
SLM Corp. 3.125%, 11/02/2026		473	416,037

			10,294,894

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)		4,241	4,101,005
10.125%, 08/01/2026(e)		831	856,819

	Principal Amount (000)		U.S. $ Value

Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(e) (l)	U.S.$	1,789	$1,667,579
AssuredPartners, Inc. 5.625%, 01/15/2029(e)		222	193,335
HUB International Ltd. 7.25%, 06/15/2030(e)		2,071	2,113,642

			8,932,380

Other Finance – 0.0%
CURO SPV LLC 7.50%, 08/01/2028(k)		675	648,273

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)		320	276,602
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(e)		1,270	1,109,307

			1,385,909

			34,138,676

Utility – 0.5%
Electric – 0.4%
NRG Energy, Inc. 3.875%, 02/15/2032(e)		3,485	2,695,648
10.25%, 03/15/2028(e) (f)		782	760,260
Vistra Corp. 7.00%, 12/15/2026(e) (f)		3,399	3,062,669
8.00%, 10/15/2026(e) (f)		4,113	3,912,162

			10,430,739

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		654	597,325
5.875%, 08/20/2026		488	459,647

			1,056,972

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)		1,318	1,292,510

			12,780,221

Total Corporates - Non-Investment Grade (cost $246,369,433)			228,464,971

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 5.3%
CLO - Floating Rate – 5.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.57% (SOFR + 2.26%), 04/17/2033(e) (g)	U.S.$	9,437	$9,105,251
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.745% (SOFR + 3.41%), 01/20/2032(e) (g)		1,935	1,875,149
Series 2021-1A, Class D 8.638% (SOFR + 3.31%), 07/20/2034(e) (g)		2,750	2,555,627
Series 2022-1A, Class D 9.326% (SOFR + 4.00%), 04/20/2034(e) (g)		7,850	7,307,212
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.67% (SOFR + 3.36%), 04/15/2034(e) (g)		2,750	2,690,782
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 7.362% (SOFR + 2.01%), 04/26/2031(e) (g)		5,300	5,157,409
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 11.738% (SOFR + 6.41%), 10/20/2030(e) (g)		3,300	2,816,619
CBAM Ltd. Series 2018-7A, Class B1 7.188% (SOFR + 1.86%), 07/20/2031(e) (g)		1,996	1,948,280
CIFC Funding Ltd. Series 2020-4A, Class D 8.97% (SOFR + 3.66%), 01/15/2034(e) (g)		300	294,515
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.17% (SOFR + 3.86%), 01/17/2034(e) (g)		2,000	1,973,250
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.872% (SOFR + 6.56%), 07/18/2030(e) (g)		605	513,868
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.52% (SOFR + 2.21%), 04/17/2033(e) (g)		1,480	1,425,391
Series 2020-78A, Class D 8.57% (SOFR + 3.26%), 04/17/2033(e) (g)		6,824	6,566,056

	Principal Amount (000)		U.S. $ Value

Dryden 98 CLO Ltd. Series 2022-98A, Class D 8.426% (SOFR + 3.10%), 04/20/2035(e) (g)	U.S.$	4,850	$4,464,483
Elevation CLO Ltd. Series 2020-11A, Class D1 9.42% (LIBOR 3 Month + 3.85%), 04/15/2033(e) (g)		4,490	4,091,575
Elmwood CLO VII Ltd. Series 2020-4A, Class D 9.17% (SOFR + 3.86%), 01/17/2034(e) (g)		4,200	4,170,907
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1 8.588% (SOFR + 3.26%), 01/20/2034(e) (g)		1,000	971,431
Galaxy 30 CLO Ltd. Series 2022-30A, Class D 8.658% (SOFR + 3.35%), 04/15/2035(e) (g)		6,350	5,830,043
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 8.631% (SOFR + 3.26%), 10/29/2029(e) (g)		2,815	2,794,788
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 7.241% (SOFR + 1.89%), 04/26/2031(e) (g)		5,300	5,224,570
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 7.388% (SOFR + 2.06%), 07/21/2031(e) (g)		1,826	1,751,754
Series 2018-1A, Class C 8.788% (SOFR + 3.46%), 07/21/2031(e) (g)		2,000	1,733,480
Madison Park Funding LI Ltd. Series 2021-51A, Class D 8.632% (SOFR + 3.31%), 07/19/2034(e) (g)		3,650	3,518,195
Magnetite XXV Ltd. Series 2020-25A, Class D 8.913% (SOFR + 3.56%), 01/25/2032(e) (g)		3,000	2,965,542
Northwoods Capital XII-B Ltd. Series 2018-12BA, Class B 7.402% (LIBOR 3 Month + 1.85%), 06/15/2031(e) (g)		1,350	1,321,407
OCP CLO Ltd. Series 2021-21A, Class D 8.538% (SOFR + 3.21%), 07/20/2034(e) (g)		4,750	4,544,734

	Principal Amount (000)		U.S. $ Value

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.707% (SOFR + 3.36%), 01/24/2033(e) (g)	U.S.$	6,571	$6,185,938
OZLM VII Ltd. Series 2014-7RA, Class CR 8.57% (SOFR + 3.26%), 07/17/2029(e) (g)		1,000	978,344
OZLM XVIII Ltd. Series 2018-18A, Class B 7.12% (SOFR + 1.81%), 04/15/2031(e) (g)		5,450	5,240,660
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.52% (SOFR + 3.21%), 01/15/2035(e) (g)		2,400	2,315,006
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.626% (SOFR + 3.30%), 04/20/2035(e) (g)		4,423	4,241,487
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 8.688% (SOFR + 3.36%), 01/20/2035(e) (g)		7,500	7,276,035
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 8.42% (SOFR + 3.11%), 10/15/2029(e) (g)		4,444	4,342,943
Series 2021-2A, Class D 8.838% (SOFR + 3.51%), 07/20/2034(e) (g)		950	907,520
Series 2021-3A, Class D 8.838% (SOFR + 3.51%), 10/20/2034(e) (g)		8,550	8,033,118
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 8.738% (SOFR + 3.41%), 01/20/2034(e) (g)		2,400	2,361,470
Sixth Street CLO XX Ltd. Series 2021-20A, Class D 8.638% (SOFR + 3.31%), 10/20/2034(e) (g)		3,250	3,161,535
Venture XXVII CLO Ltd. Series 2017-27A, Class D 9.588% (SOFR + 4.26%), 07/20/2030(e) (g)		1,591	1,443,870
Voya CLO Ltd. Series 2019-1A, Class DR 8.42% (SOFR + 3.11%), 04/15/2031(e) (g)		4,595	4,285,713

Total Collateralized Loan Obligations (cost $145,198,766)			138,385,957

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 2.9%
Industrial – 2.6%
Capital Goods – 0.1%
Apex Tool Group, LLC 10.605% (SOFR 1 Month + 5.25%), 02/08/2029(o)	U.S.$	3,784	$3,520,504
Chariot Buyer LLC 8.669% (SOFR 1 Month + 3.25%), 11/03/2028(o)		227	222,996

			3,743,500

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 9.760% (SOFR 1 Month + 4.50%), 10/28/2027(h) (o)		2	1,716
10.038% (SOFR 3 Month + 4.50%), 10/28/2027(h) (o)		1,266	1,175,394
Coral-US Co-Borrower LLC 8.336% (SOFR 1 Month + 3.00%), 10/15/2029(o)		1,046	1,017,884
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.433% (SOFR 1 Month + 3.00%), 05/01/2026(o)		222	199,375
Univision Communications, Inc. 8.183% (LIBOR 1 Month + 2.75%), 03/15/2024(o)		78	77,895

			2,472,264

Communications - Telecommunications – 0.6%
Crown Subsea Communications Holding, Inc. 10.433% (SOFR 1 Month + 5.00%), 04/27/2027(o)		3,967	3,969,280
DIRECTV Financing, LLC 10.433% (SOFR 1 Month + 5.00%), 08/02/2027(o)		1,921	1,906,800
Proofpoint, Inc. 11.683% (SOFR 1 Month + 6.25%), 08/31/2029(o)		6,000	5,941,860
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(o)		3,266	3,234,283

			15,052,223

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.869% (SOFR 3 Month + 4.50%), 04/30/2028(h) (k) (o)		537	534,457
10.131% (SOFR 3 Month + 4.50%), 04/30/2028(h) (k) (o)		806	801,686

			1,336,143

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 8.669% (SOFR 1 Month + 3.25%), 02/06/2030(o)	U.S.$	1,307	$1,305,836

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.419% (SOFR 1 Month + 3.00%), 12/15/2027(o)		537	534,056

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group, LLC 9.183% (SOFR 1 Month + 3.75%), 03/06/2028(o)		1,180	1,175,733

Consumer Non-Cyclical – 0.4%
Kronos Acquisition Holdings, Inc. 9.254% (SOFR 3 Month + 3.75%), 12/22/2026(o)		1,862	1,823,106
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.377% (SOFR 3 Month + 3.75%), 11/16/2025(o)		1,018	1,003,170
PetSmart LLC 9.169% (SOFR 1 Month + 3.75%), 02/11/2028(o)		4,283	4,275,705
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.669% (SOFR 1 Month + 5.25%), 12/15/2027(o)		4,233	4,045,749

			11,147,730

Energy – 0.3%
GIP II Blue Holding LP 9.717% (SOFR 1 Month + 4.50%), 09/29/2028(o)		3,011	3,016,524
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(o)		4,500	4,434,616

			7,451,140

Other Industrial – 0.1%
American Tire Distributors, Inc. 10/20/2028(p)		1,663	1,468,285
Dealer Tire Financial, LLC 9.819% (SOFR 1 Month + 4.50%), 12/14/2027(o)		1,287	1,284,281
Rockwood Service Corporation 9.433% (SOFR 1 Month + 4.00%), 01/23/2027(o)		173	172,430

			2,924,996

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Verscend Holding Corp. 9.433% (SOFR 1 Month + 4.00%), 08/27/2025(o)	U.S.$	1,906	$1,902,724

Technology – 0.7%
Amentum Government Services Holdings LLC 9.433% (SOFR 1 Month + 4.00%), 01/29/2027(k) (o)		437	424,496
Ascend Learning, LLC 11.169% (SOFR 1 Month + 5.75%), 12/10/2029(o)		930	791,467
Banff Guarantor, Inc. 10.933% (SOFR 1 Month + 5.50%), 02/27/2026(o)		1,050	1,029,871
Boxer Parent Company, Inc. 9.183% (SOFR 1 Month + 3.75%), 10/02/2025(o)		3,354	3,344,128
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(k) (o)		6,685	6,346,998
FINThrive Software Intermediate Holdings, Inc. 12.569% (SOFR 1 Month + 6.75%), 12/17/2029(o)		580	336,400
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(h) (o) (q)		4,133	413,325
Peraton Corp. 9.169% (SOFR 1 Month + 3.75%), 02/01/2028(o)		1,593	1,578,031
Presidio Holdings, Inc. 8.919% (SOFR 1 Month + 3.50%), 01/22/2027(h) (k) (o)		56	55,709
8.969% (SOFR 3 Month + 3.50%), 01/22/2027(o)		1,542	1,533,626
Veritas US, Inc. 10.433% (SOFR 1 Month + 5.00%), 09/01/2025(o)		2,801	2,348,708

			18,202,759

			67,249,104

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(k) (o)	U.S.$	374	$374,300

Insurance – 0.2%
Asurion, LLC 9.467% (SOFR 1 Month + 4.25%), 08/19/2028(o)		1,706	1,633,232
Hub International Limited 9.584% (SOFR 3 Month + 4.25%), 06/20/2030(o)		1,658	1,664,425

			3,297,657

			3,671,957

Utility – 0.1%
Electric – 0.1%
Granite Generation, LLC 9.183% (SOFR 1 Month + 3.75%), 11/09/2026(o)		3,523	3,476,265

Total Bank Loans (cost $79,862,551)			74,397,326

EMERGING MARKETS - CORPORATE BONDS – 2.3%
Industrial – 2.0%
Basic – 0.6%
Braskem Idesa SAPI 6.99%, 02/20/2032(e)		3,833	2,434,032
7.45%, 11/15/2029(e)		2,459	1,666,587
CSN Resources SA 4.625%, 06/10/2031(e)		4,293	3,379,364
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		2,385	2,143,495
JSW Steel Ltd. 3.95%, 04/05/2027(e)		857	761,410
5.05%, 04/05/2032(e)		1,441	1,170,784
Sasol Financing USA LLC 8.75%, 05/03/2029(e)		908	905,730
Stillwater Mining Co. 4.50%, 11/16/2029(e)		891	722,369
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(e)		1,331	1,185,868
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		1,565	1,119,460

			15,489,099

Capital Goods – 0.1%
Embraer Netherlands Finance BV 6.95%, 01/17/2028(e)		1,406	1,422,366
7.00%, 07/28/2030(e)		1,572	1,588,490
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e) (h)		5,578	22,313

			3,033,169

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)	U.S.$	2,296	$1,918,928

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		247	222,300
Digicel Group Holdings Ltd. 7.00%, 08/16/2023(f) (l) (m)		93	10,274
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(e)		339	306,825

			539,399

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(e)		1,264	1,291,290
MGM China Holdings Ltd. 5.25%, 06/18/2025(e)		895	862,556
5.375%, 05/15/2024(e)		569	561,284
5.875%, 05/15/2026(e)		598	577,743
Studio City Co., Ltd. 7.00%, 02/15/2027(e)		336	319,123
Studio City Finance Ltd. 6.50%, 01/15/2028(e)		998	855,785
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		1,168	1,093,131

			5,560,912

Consumer Non-Cyclical – 0.3%
BRF GmbH 4.35%, 09/29/2026(e)		941	866,294
BRF SA 4.875%, 01/24/2030(e)		1,133	941,296
MARB BondCo PLC 3.95%, 01/29/2031(e)		4,426	3,250,897
Rede D’or Finance SARL 4.50%, 01/22/2030(e)		265	228,883
4.95%, 01/17/2028(e)		851	784,316
Tonon Luxembourg SA 6.50%, 10/31/2024(h) (j) (m) (q)		871	87
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(e)		609	574,671
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h) (i) (j) (k) (m)		4,738	474
10.875%, 01/13/2020(h) (i) (j) (k) (m)		750	75
11.75%, 02/09/2022(h) (i) (j) (k) (m)		1,690	169

			6,647,162

	Principal Amount (000)		U.S. $ Value

Energy – 0.6%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(e)	U.S.$	2,189	$1,948,592
Canacol Energy Ltd. 5.75%, 11/24/2028(e)		869	756,734
Geopark Ltd. 5.50%, 01/17/2027(e)		1,611	1,381,030
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(e)		1,998	1,587,251
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(e)		1,925	1,858,106
Kosmos Energy Ltd. 7.50%, 03/01/2028(e)		1,388	1,225,590
Leviathan Bond Ltd. 6.125%, 06/30/2025(e)		1,763	1,728,010
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(e)		979	969,935
MV24 Capital BV 6.748%, 06/01/2034(e)		1,506	1,384,512
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(e)		200	187,724
SEPLAT Energy PLC 7.75%, 04/01/2026(e)		1,478	1,316,706
SierraCol Energy Andina LLC 6.00%, 06/15/2028(e)		2,098	1,651,126

			15,995,316

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(e)		1,397	1,281,747

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(e)		583	509,968

			50,975,700

Utility – 0.3%
Electric – 0.3%
AES Andes SA 6.35%, 10/07/2079(e)		1,816	1,714,286
Diamond II Ltd. 7.95%, 07/28/2026(e)		2,208	2,197,689
India Clean Energy Holdings 4.50%, 04/18/2027(e)		2,686	2,255,004
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		1,306	1,222,063
Terraform Global Operating LP 6.125%, 03/01/2026(e)		289	282,645

			7,671,687

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(e) (l) (n)	U.S.$	4,014	$160,542
5.25%, 12/27/2033(e) (l) (n)		1,315	52,554

			213,096

REITs – 0.0%
China Aoyuan Group Ltd. 5.375%, 09/13/2022(e) (h) (i)		200	9,000
5.88%, 03/01/2027(e) (h) (q)		1,401	63,045
Yango Justice International Ltd. 7.50%, 02/17/2025(e) (h) (q)		665	6,650
8.25%, 11/25/2023(e) (h) (q)		400	4,000
10.25%, 09/15/2022(h) (i)		215	2,150

			84,845

			297,941

Total Emerging Markets - Corporate Bonds (cost $84,441,140)			58,945,328

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%
Risk Share Floating Rate – 1.7%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.113% (LIBOR 1 Month + 2.70%), 03/25/2029(e) (g)		1,082	1,089,770
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 8.569% (SOFR + 3.50%), 03/25/2042(e) (g)		2,657	2,747,377
Series 2023-R05, Class 1M1 6.969% (SOFR + 1.90%), 06/25/2043(e) (g)		5,759	5,789,131
Eagle Re Ltd. Series 2018-1, Class M1 6.85% (LIBOR 1 Month + 1.70%), 11/25/2028(e) (g)		513	513,603
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.434% (SOFR + 4.36%), 11/25/2023(g)		1,296	1,309,066
Series 2015-DNA2, Class B 12.734% (SOFR + 7.66%), 12/25/2027(g)		1,324	1,360,488
Series 2015-DNA3, Class B 14.534% (SOFR + 9.46%), 04/25/2028(g)		2,458	2,636,592
Series 2015-HQA1, Class B 13.984% (SOFR + 8.91%), 03/25/2028(g)		1,569	1,645,794

	Principal Amount (000)		U.S. $ Value

Series 2016-DNA1, Class B 15.184% (SOFR + 10.11%), 07/25/2028(g)	U.S.$	2,216	$2,471,324
Series 2023-HQA2, Class M1A 7.069% (SOFR + 2.00%), 06/25/2043(e) (g)		3,711	3,737,556
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.584% (SOFR + 4.51%), 01/25/2024(g)		1,648	1,671,802
Series 2014-C04, Class 2M2 10.184% (SOFR + 5.11%), 11/25/2024(g)		21	21,083
Series 2015-C04, Class 2M2 10.734% (SOFR + 5.66%), 04/25/2028(g)		967	1,010,659
Series 2016-C01, Class 2M2 12.134% (SOFR + 7.06%), 08/25/2028(g)		364	383,716
Series 2016-C02, Class 1M2 11.184% (SOFR + 6.11%), 09/25/2028(g)		1,699	1,783,798
Series 2016-C05, Class 2B 15.93% (SOFR + 10.86%), 01/25/2029(g)		2,739	3,057,012
Series 2016-C07, Class 2B 14.684% (SOFR + 9.61%), 05/25/2029(g)		1,188	1,298,029
Home Re Ltd. Series 2019-1, Class B1 9.763% (LIBOR 1 Month + 4.35%), 05/25/2029(g) (m)		2,000	2,033,431
Series 2020-1, Class M2 10.663% (LIBOR 1 Month + 5.25%), 10/25/2030(e) (g)		3,384	3,427,153
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.434% (SOFR + 4.36%), 11/25/2024(g) (m)		326	319,722
Series 2015-CH1, Class M2 10.684% (SOFR + 5.61%), 10/25/2025(g) (m)		599	588,469
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.18% (SOFR + 3.86%), 05/30/2025(e) (g)		1,258	1,256,042
Series 2019-3R, Class A 8.884% (SOFR + 3.81%), 11/27/2031(e) (g)		343	337,315
Series 2020-1R, Class A 8.534% (SOFR + 3.46%), 02/27/2023(g) (m)		1,697	1,647,898

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2021-3, Class M1A 6.969% (SOFR + 1.90%), 02/25/2034(e) (g)	U.S.$	3,913	$3,919,813
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434% (SOFR + 5.36%), 11/25/2025(g) (m)		219	206,452

			46,263,095

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 2.018% (7.09% - SOFR), 02/15/2036(g) (r)		800	101,573
Series 3856, Class KS 1.368% (6.44% - SOFR), 05/15/2041(g) (r)		4,570	453,602
Series 4248, Class SL 0.868% (5.94% - SOFR), 05/15/2041(g) (r)		461	28,119
Series 4372, Class JS 0.918% (5.99% - SOFR), 08/15/2044(g) (r)		2,533	221,698
Series 4570, Class ST 0.818% (5.89% - SOFR), 04/15/2046(g) (r)		1,164	113,837
Series 4735, Class SA 1.018% (6.09% - SOFR), 12/15/2047(g) (r)		5,712	578,273
Series 4763, Class SB 1.818% (6.89% - SOFR), 03/15/2048(g) (r)		7,920	1,116,192
Series 4774, Class BS 1.018% (6.09% - SOFR), 02/15/2048(g) (r)		3,931	428,580
Series 4774, Class SL 1.018% (6.09% - SOFR), 04/15/2048(g) (r)		5,411	563,340
Series 4927, Class SJ 0.867% (5.94% - SOFR), 11/25/2049(g) (r)		2,193	280,848
Federal National Mortgage Association REMICs Series 2013-4, Class ST 0.967% (6.04% - SOFR), 02/25/2043(g) (r)		1,763	173,909
Series 2014-88, Class BS 0.967% (6.04% - SOFR), 01/25/2045(g) (r)		1,345	124,745

	Principal Amount (000)		U.S. $ Value

Series 2015-90, Class SA 0.967% (6.04% - SOFR), 12/25/2045(g) (r)	U.S.$	12,233	$1,456,475
Series 2016-69, Class DS 0.917% (5.99% - SOFR), 10/25/2046(g) (r)		16,962	1,035,514
Series 2017-49, Class SP 0.967% (6.04% - SOFR), 07/25/2047(g) (r)		1,659	168,377
Series 2018-32, Class SB 1.017% (6.09% - SOFR), 05/25/2048(g) (r)		3,146	327,832
Series 2018-45, Class SL 1.017% (6.09% - SOFR), 06/25/2048(g) (r)		2,281	246,702
Series 2018-57, Class SL 1.017% (6.09% - SOFR), 08/25/2048(g) (r)		6,377	806,844
Series 2018-58, Class SA 1.017% (6.09% - SOFR), 08/25/2048(g) (r)		2,924	326,089
Series 2018-59, Class HS 1.017% (6.09% - SOFR), 08/25/2048(g) (r)		6,925	860,657
Series 2019-25, Class SA 0.867% (5.94% - SOFR), 06/25/2049(g) (r)		2,846	277,595
Series 2019-60, Class SJ 0.867% (5.94% - SOFR), 10/25/2049(g) (r)		2,599	283,083

			9,973,884

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		838	460,669
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		438	209,407
Series 2007-HY4, Class 1A1 3.762%, 09/25/2047		145	127,678
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.00%, 03/25/2037		78	67,693
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.379%, 12/28/2037		485	438,108

			1,303,555

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.663% (SOFR + 0.36%), 04/25/2037(g)	U.S.$	321	$78,378
Lehman XS Trust Series 2007-10H, Class 2AIO 1.773% (7.00% - LIBOR 1 Month), 07/25/2037(g) (r)		180	14,781

			93,159

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(s)		328	49,058

Total Collateralized Mortgage Obligations (cost $57,857,411)			57,682,751

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Fixed Rate CMBS – 1.5%
BANK Series 2020-BN25, Class XA 0.876%, 01/15/2063(s)		62,786	2,708,295
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.826%, 07/15/2049		372	321,554
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.31%, 05/15/2052(s)		10,501	597,917
CD Mortgage Trust Series 2017-CD3, Class XA 0.963%, 02/10/2050(s)		13,715	350,291
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.604%, 05/10/2058(s)		12,235	392,775
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.233%, 09/10/2046		516	506,940
Commercial Mortgage Trust Series 2014-CR15, Class XA 0.605%, 02/10/2047(s)		29,697	27,888
Series 2015-CR27, Class XA 0.904%, 10/10/2048(s)		6,070	93,611
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	822,732
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.152%, 08/10/2044(e)		375	260,630
Series 2011-GC5, Class D 5.152%, 08/10/2044(e)		4,025	1,177,380

	Principal Amount (000)		U.S. $ Value

Series 2016-GS3, Class XA 1.194%, 10/10/2049(s)	U.S.$	29,596	$842,128
Series 2019-GC39, Class XA 1.106%, 05/10/2052(s)		15,153	641,172
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,453,586
Series 2014-C24, Class C 4.382%, 11/15/2047		5,869	4,215,753
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.926%, 11/13/2052(s)		36,846	1,501,969
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.784%, 12/15/2047(e)		7,500	5,839,262
Series 2012-LC9, Class G 3.784%, 12/15/2047(e)		831	491,199
Series 2016-JP2, Class XA 1.789%, 08/15/2049(s)		13,690	539,164
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	231,361
LCCM Series 2017-LC26, Class XA 1.518%, 07/12/2050(e) (s)		32,542	1,406,259
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.845%, 05/15/2046(e)		680	530,415
Series 2014-C18, Class C 4.47%, 10/15/2047		4,408	4,089,459
Series 2015-C22, Class XA 0.999%, 04/15/2048(s)		11,149	118,711
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.523%, 06/15/2050(s)		6,791	297,356
Series 2019-C16, Class XA 1.531%, 04/15/2052(s)		14,124	793,416
Series 2019-C18, Class XA 1.013%, 12/15/2052(s)		43,216	1,819,681
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(e)		1,033	942,427
Series 2013-C5, Class C 3.74%, 03/10/2046(e)		782	554,158
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.54%, 04/15/2050(s)		7,309	107,101
Series 2016-C36, Class XA 1.165%, 11/15/2059(s)		41,166	1,163,996
Series 2016-LC24, Class XA 1.601%, 10/15/2049(s)		26,113	995,861

	Principal Amount (000)		U.S. $ Value

Series 2016-LC25, Class XA 0.825%, 12/15/2059(s)	U.S.$	16,675	$369,862
Series 2019-C52, Class XA 1.602%, 08/15/2052(s)		18,706	1,218,425
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.847%, 06/15/2044(e)		489	336,841
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	114,294

			37,873,869

Non-Agency Floating Rate CMBS – 0.7%
BFLD Series 2019-DPLO, Class E 7.577% (SOFR + 2.35%), 10/15/2034(e) (g)		11,227	10,986,880
DBWF Mortgage Trust Series 2018-GLKS, Class E 8.411% (SOFR + 3.17%), 12/19/2030(e) (g)		1,994	1,961,376
Great Wolf Trust Series 2019-WOLF, Class D 7.27% (SOFR + 2.05%), 12/15/2036(e) (g)		5,005	4,923,147
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 9.814% (SOFR + 4.59%), 05/15/2036(e) (g)		1,651	1,508,946

			19,380,349

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.129%, 11/16/2045(s)		89	1

Total Commercial Mortgage-Backed Securities (cost $66,266,901)			57,254,219

ASSET-BACKED SECURITIES – 1.5%
Other ABS - Fixed Rate – 1.1%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(e)		1,417	1,396,509
Series 2023-A, Class 1A 6.61%, 01/18/2028(e)		250	247,995
Series 2023-A, Class A 6.61%, 01/18/2028(e)		9,617	9,553,747
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(e)		4,888	4,817,425

	Principal Amount (000)			U.S. $ Value

Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-20, Class PT 9.565%, 11/16/2043(m)	U.S.$	37		$34,939
Series 2019-36, Class PT 12.609%, 10/17/2044(m)		173		167,168
Series 2019-43, Class PT (128.66)%, 11/15/2044(h) (m)		0	**	372
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(e)		952		956,324
Series 2023-1, Class A 7.556%, 07/15/2030(e)		3,230		3,234,167
Theorem Funding Trust Series 2022-1A, Class A 1.85%, 02/15/2028(e)		1,429		1,410,074
Series 2022-3A, Class A 7.60%, 04/15/2029(e)		6,387		6,423,235

				28,241,955

Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(e)		1,622		1,619,006
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970		2,778,061
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(e)		6,260		6,212,129

				10,609,196

Total Asset-Backed Securities (cost $39,249,517)				38,851,151

EMERGING MARKETS - SOVEREIGNS – 1.5%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(e)		6,169		5,442,354

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		5,298		4,689,525
4.875%, 09/23/2032(e)		3,361		2,909,315
6.40%, 06/05/2049(e)		2,287		1,993,486

				9,592,326

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(e) (n)		781		267,700

El Salvador – 0.0%
El Salvador Government International Bond 8.625%, 02/28/2029(e)		1,766		1,236,200

	Principal Amount (000)		U.S. $ Value

Ivory Coast – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	3,137	$2,793,142
6.375%, 03/03/2028(e)	U.S.$	1,377	1,342,961

			4,136,103

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(e)		1,680	1,513,344

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(e) (h) (q)		507	37,391
6.85%, 03/23/2027(e) (h) (q)		1,053	76,500
Series G 6.60%, 11/27/2026(e) (h) (q)		1,284	91,344

			205,235

Nigeria – 0.2%
Nigeria Government International Bond 6.125%, 09/28/2028(e)		233	201,661
7.143%, 02/23/2030(e)		211	184,401
7.625%, 11/28/2047(e)		2,963	2,205,628
7.696%, 02/23/2038(e)		1,729	1,361,190
7.875%, 02/16/2032(e)		226	197,228

			4,150,108

Senegal – 0.4%
Senegal Government International Bond 4.75%, 03/13/2028(e)	EUR	1,465	1,432,907
6.25%, 05/23/2033(e)	U.S.$	5,158	4,433,766
6.75%, 03/13/2048(e)		6,453	4,816,067

			10,682,740

Ukraine – 0.0%
Ukraine Government International Bond 7.253%, 03/15/2035(e) (n)		1,964	587,688

Total Emerging Markets - Sovereigns (cost $46,429,953)			37,813,798

AGENCIES – 1.2%
Agency Debentures – 1.2%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,748,139
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(b)		10,400	12,027,909
6.75%, 03/15/2031		4,000	4,654,762
Series GDIF 6.75%, 09/15/2029		4,606	5,185,012

Total Agencies (cost $34,545,629)			31,615,822

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(e)	U.S.$	480	$472,776

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)		1,330	1,330,027

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(e)		2,044	1,997,846

Mexico – 0.7%
Comision Federal de Electricidad 4.688%, 05/15/2029(e)		4,031	3,666,638
Petroleos Mexicanos 5.95%, 01/28/2031		6,037	4,467,380
6.49%, 01/23/2027		1,455	1,290,949
6.70%, 02/16/2032		3,060	2,355,894
6.75%, 09/21/2047		8,071	5,173,511

			16,954,372

South Africa – 0.0%
Transnet SOC Ltd. 8.25%, 02/06/2028(e)		1,294	1,286,339

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(h) (m) (q)		2,168	818,420
State Agency of Roads of Ukraine 6.25%, 06/24/2030(m) (n)		7,856	2,079,326

			2,897,746

Total Quasi-Sovereigns (cost $34,187,326)			24,939,106

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		864	674,352
3.25%, 04/22/2032		8,612	6,586,027

			7,260,379

Panama – 0.2%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,777,711

Total Governments - Sovereign Bonds (cost $14,560,147)			12,038,090

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.3%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Athabasca Oil Corp.(h)	599,684	$1,546,222
Berry Corp.	78,098	609,165
Civitas Resources, Inc.	5,127	383,807
Golden Energy Offshore Services AS(h)	1,497,659	180,871
Gulfport Energy Corp.(h)	8,360	856,482
SandRidge Energy, Inc.	105	1,793

		3,578,340

Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc.(h) (j) (k)	71,086	1,652,749

Financials – 0.1%
Banks – 0.1%
Nordic Aviation Capital DAC(h) (j) (k)	103,735	1,504,158

		1,504,158

Consumer Discretionary – 0.0%
Automobile Components – 0.0%
Energy Technology(h) (j) (k)	497	236,075

Broadline Retail – 0.0%
ATD New Holdings, Inc.(h) (k)	29,486	1,179,440

Diversified Consumer Services – 0.0%
Paysafe AG Tracker(h) (k)	61,303	0

Internet & Catalog Retail – 0.0%
GOLO Mobile, Inc.(h) (j) (k)	30,264	0

		1,415,515

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Emergence SA(h) (k)	46,306	941,540
Intelsat Jackson Holdings SA(h) (j) (k)	4,848	0

		941,540

Media – 0.0%
iHeartMedia, Inc. - Class A(h)	14,385	68,041

		1,009,581

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Ltd.(h)	8,409	101,160

Total Common Stocks (cost $11,779,100)		9,261,503

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
Texas Transportation Commission State Highway Fund Series 2010-B 5.178%, 04/01/2030	U.S.$	2,560	$2,583,211
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(m)		6,915	6,075,560

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,658,771

	Shares

PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(h) (j) (k) (cost $2,325,936)		3,093	2,551,725

RIGHTS – 0.0%
Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(h) (j) (k) (cost $0)		4,848	0

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(t) (u) (v) (cost $10,002,601)		10,002,601	10,002,601

Total Investments – 133.1% (cost $3,608,885,606)(w)			3,453,644,410
Other assets less liabilities – (33.1)%			(858,621,342)

Net Assets – 100.0%			$2,595,023,068

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	10	September 2023	$1,233,684	$(1,140)
U.S. Long Bond (CBT) Futures	956	September 2023	118,962,250	(1,260,865)
U.S. T-Note 5 Yr (CBT) Futures	2,171	September 2023	231,906,900	(1,996,338)
U.S. T-Note 10 Yr (CBT) Futures	997	September 2023	111,072,031	(454,850)
U.S. Ultra Bond (CBT) Futures	1,275	September 2023	168,578,906	(1,907,457)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	13	September 2023	1,923,620	14,479
Euro-BOBL Futures	16	September 2023	2,038,738	25,317
Euro-Bund Futures	49	September 2023	7,165,444	67,295
Euro-Schatz Futures	115	September 2023	13,282,789	87,130
U.S. 10 Yr Ultra Futures	943	September 2023	110,316,266	1,905,345
U.S. T-Note 2 Yr (CBT) Futures	1,266	September 2023	257,037,563	1,965,257

				$(1,555,827)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	2,033	AUD	2,993	08/25/2023	$(20,622)
Morgan Stanley Capital Services, Inc.	EUR	19,282	USD	21,264	10/12/2023	(10,772)
UBS AG	CAD	210,271	USD	157,150	08/24/2023	(2,359,739)

						$(2,391,133)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)%	Quarterly	0.72%	USD	104,764	$(1,409,298)	$(1,069,741)	$(339,557)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.09	USD	350	14,344	5,435	8,909
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.63	USD	104,764	1,803,911	1,410,998	392,913

						$408,957	$346,692	$62,265

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,670	$(346,461)	$(381,462)	$35,001
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	667	(138,514)	(166,372)	27,858
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,252	(259,875)	(286,129)	26,254
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	91	(18,934)	(5,321)	(13,613)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	362	(75,033)	(37,774)	(37,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	644	(133,730)	(95,133)	(38,597)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	562	(116,693)	(46,001)	(70,692)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	860	(178,424)	(80,778)	(97,646)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,107	(229,768)	(103,371)	(126,397)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,812	(583,464)	(266,350)	(317,114)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,374	(1,115,233)	(496,943)	(618,290)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,374	(1,115,233)	(496,943)	(618,290)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,077	(1,053,619)	(405,234)	(648,385)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,378	(1,116,050)	(312,075)	(803,975)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	199	(28,393)	(7,284)	(21,109)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	399	(56,886)	(14,870)	(42,016)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	996	(142,164)	(36,470)	(105,694)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	2,281	$(325,489)	$(113,828)	$(211,661)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	5,263	(751,128)	(155,594)	(595,534)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	755	(156,719)	(86,445)	(70,274)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,185	(1,075,908)	(579,169)	(496,739)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	8,316	(1,186,782)	(336,676)	(850,106)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,556	(737,849)	(532,618)	(205,231)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,413	(500,729)	(259,285)	(241,444)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,964	(1,030,047)	(754,241)	(275,806)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,687	(350,078)	(98,378)	(251,700)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,538	(526,751)	(201,576)	(325,175)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,366	(1,113,600)	(559,334)	(554,266)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	103	(14,674)	(3,901)	(10,773)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	308	(63,831)	(23,689)	(40,142)

						$(14,542,059)	$(6,943,244)	$(7,598,815)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2023
Jefferies LLC†	USD	805	2.25%	—	$2,895,569
JPMorgan Chase Bank†	USD	224,768	5.45%	—	2,432,537
HSBC Securities (USA), Inc.†	USD	12,025	5.10%	—	1,600,972
HSBC Securities (USA), Inc.†	USD	220,048	5.43%	—	1,198,692
RBC Capital Markets†	USD	2,920	(2.00%)*	—	893,775
RBC Capital Markets†	USD	1,110	3.75%	—	231,258,563

					$462,240,184

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2023.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Governments - Treasuries	$445,373,141	$—	$—	$—	$445,373,141
Corporates - Investment Grade	1,925,692	—	—	—	1,925,692
Corporates - Non-Investment Grade	2,907,833	—	—	—	2,907,833
Agencies	12,033,518	—	—	—	12,033,518

Total	$462,240,184	$—	$—	$—	$462,240,184

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $787,780,185 or 30.4% of net assets.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(h)	Non-income producing security.
(i)	Defaulted matured security.
(j)	Fair valued by the Adviser.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2023.

(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.53% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-20, Class PT 9.565%, 11/16/2043	09/27/2018	$37,094	$34,939	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 12.609%, 10/17/2044	09/04/2019	172,584	167,168	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-43, Class PT (128.66)%, 11/15/2044	10/09/2019	480	372	0.00%
Digicel Group Holdings Ltd. 7.00%, 08/16/2023	06/21/2019	22,404	10,274	0.00%
Exide Technologies (First Exchange) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	692,006	0	0.00%
Home Re Ltd. Series 2019-1, Class B1 9.763%, 05/25/2029	12/20/2019	2,050,471	2,033,431	0.08%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.434%, 11/25/2024	11/06/2015	324,799	319,722	0.01%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.684%, 10/25/2025	09/18/2015	597,392	588,469	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026	11/04/2019	2,168,000	818,420	0.03%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.534%, 02/27/2023	02/11/2020	1,697,371	1,647,898	0.06%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	7,856,000	2,079,326	0.08%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013	1,804,783	87	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/19/2013	3,510,949	474	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	916,308	169	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.434%, 11/25/2025	09/06/2016	219,517	206,452	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,075,560	0.23%

(n)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR/PRIME or the LIBOR/SOFR/PRIME floor plus a spread at July 31, 2023.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.

(q)	Defaulted.
(r)	Inverse interest only security.
(s)	IO - Interest Only.
(t)	Affiliated investments.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,562,839 and gross unrealized depreciation of investments was $(189,287,545), resulting in net unrealized depreciation of $(166,724,706).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

July 31, 2023 (unaudited)

82.2%	United States
4.8%	Canada
1.7%	United Kingdom
0.9%	France
0.8%	Mexico
0.8%	Brazil
0.7%	Ireland
0.6%	China
0.6%	India
0.5%	Colombia
0.5%	Italy
0.4%	Germany
0.4%	Japan
4.8%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Australia, Cayman Islands, Chile, Czech Republic, Ecuador, El Salvador, Finland, Ghana, Guatemala, Hong Kong, Hungary, Indonesia, Israel, Ivory Coast, Jamaica, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Netherlands, Nigeria, Norway, Panama, Peru, Senegal, South Africa, South Korea, Spain, Sweden, Switzerland, Turkey and Ukraine.

AB Income Fund

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,696,985,567	$—		$1,696,985,567
Mortgage Pass-Throughs	—	520,294,477	—		520,294,477
Corporates - Investment Grade	10,810,000	434,691,247	—		445,501,247
Corporates - Non-Investment Grade	—	227,778,861	686,110	(a)	228,464,971
Collateralized Loan Obligations	—	138,385,957	—		138,385,957
Bank Loans	—	64,326,054	10,071,272		74,397,326
Emerging Markets - Corporate Bonds	—	58,944,610	718		58,945,328
Collateralized Mortgage Obligations	—	57,682,751	—		57,682,751
Commercial Mortgage-Backed Securities	—	57,254,219	—		57,254,219
Asset-Backed Securities	—	38,851,151	—		38,851,151
Emerging Markets - Sovereigns	—	37,813,798	—		37,813,798
Agencies	—	31,615,822	—		31,615,822
Quasi-Sovereigns	—	24,939,106	—		24,939,106
Governments - Sovereign Bonds	—	12,038,090	—		12,038,090
Common Stocks	3,747,541	—	5,513,962	(a)	9,261,503
Local Governments - US Municipal Bonds	—	8,658,771	—		8,658,771
Preferred Stocks	—	—	2,551,725		2,551,725
Rights	—	—	0	(a)	—
Short-Term Investments	10,002,601	—	—		10,002,601

Total Investments in Securities	24,560,142	3,410,260,481	18,823,787	(a)	3,453,644,410
Other Financial Instruments(b):
Assets:
Futures	4,064,823	—	—		4,064,823
Centrally Cleared Credit Default Swaps	—	1,818,255	—		1,818,255
Liabilities:
Futures	(5,620,650)	—	—		(5,620,650)
Forward Currency Exchange Contracts	—	(2,391,133)	—		(2,391,133)
Centrally Cleared Credit Default Swaps	—	(1,409,298)	—		(1,409,298)
Credit Default Swaps	—	(14,542,059)	—		(14,542,059)
Reverse Repurchase Agreements	(462,240,184)	—	—		(462,240,184)

Total	$(439,235,869)	$3,393,736,246	$18,823,787	(a)	$2,973,324,164

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,642	$581,471	$577,110	$10,003	$475